Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 6,377	$ 3,856
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100	100
Common stock, shares outstanding	100	100